RELATED PARTIES' TRANSACTIONS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Sales of goods and services	$ 56	$ 53	$ 44
Purchases of goods and services	(326)	(179)	(118)
Fees and compensation for services	(3)	(1)	(1)
Other operating expenses and income	(2)	(2)	(2)
Finance income	1	1	2
Dividends received	70	9
Dividends distribution	(1)		(1)
CIESA [Member]
IfrsStatementLineItems [Line Items]
Finance income
Dividends received	45
Dividends distribution
Citelec [Member]
IfrsStatementLineItems [Line Items]
Finance income
Dividends received	25
Dividends distribution
O C P One [Member]
IfrsStatementLineItems [Line Items]
Finance income
Dividends received		9
Dividends distribution
E M E S A [Member]
IfrsStatementLineItems [Line Items]
Finance income
Dividends received
Dividends distribution	(1)		(1)
CTB [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	2	2	2
Purchases of goods and services
Fees and compensation for services
Other operating expenses and income
TGS [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	54	51	42
Purchases of goods and services	(98)	(76)	(53)
Fees and compensation for services
Other operating expenses and income
Finance income	1	1	2
Dividends received
Dividends distribution
Transener [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services	(5)
Fees and compensation for services
Other operating expenses and income
Fundacion [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services
Fees and compensation for services
Other operating expenses and income	(2)	(2)	(2)
S A C D E [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services	(223)	(103)	(65)
Fees and compensation for services	(3)
Other operating expenses and income
Salaverri Dellatorre Burgio And Wetzler [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services
Fees and compensation for services		(1)	(1)
Other operating expenses and income